PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAIDS AND OTHER CURRENT ASSETS
PREPAIDS AND OTHER CURRENT ASSETS

NOTE 7. PREPAIDS AND OTHER CURRENT ASSETS

Our prepaids and other current assets consist of the following:

	December 31,
	2020	2019
Prepaid insurance	$73,827	$74,026
Prepaid product for resale	320,849	292,306
Contract asset	182,247	—
Other	167,473	180,638
	$744,396	$546,970